Leases - Schedule of Operating Lease Right of Use (“Rou”) Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Right of Use (“Rou”) Assets and Liabilities [Abstract
Operating lease assets	$ 200,716	$ 277,995	$ 57,408
Operating lease liabilities:
Current operating lease liabilities	108,145	89,318	74,266
Long term operating lease liabilities	98,133	190,989
Total operating lease liabilities	$ 206,278	$ 280,307	$ 74,266